CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents		$ 15,185	$ 7,506
Short-term bank deposits			4,015
Accounts receivable		278	725
Other current assets		173	220
TOTAL CURRENT ASSETS		15,636	12,466
NON-CURRENT ASSETS:
Property and equipment		202	224
Right of use assets		260
Intangible assets		605	651
TOTAL NON-CURRENT ASSETS		1,067	875
TOTAL ASSETS		16,703	13,341
Accounts payable:
Trade		334	473
Other		1,370	1,090
Current maturities of lease liabilities		177
Warrants to purchase ordinary shares		2,444	1,372
Contract liabilities		267	225
TOTAL CURRENT LIABILITIES		4,592	3,160
NON-CURRENT LIABILITIES:
Lease liabilities		122
Severance pay obligations, net		70	65
TOTAL NON-CURRENT LIABILITIES		192	65
TOTAL LIABILITIES		4,784	3,225
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.0000769 par value: Authorized - as of December 31, 2019 and December 31, 2018, 140,010,000 shares; issued and outstanding: as of December 31, 2019, and December 31, 2018 -17,864,684 and 11,459,780 shares, respectively	[1]
Accumulated other comprehensive income		41	41
Other reserves		11,398	13,019
Additional paid in capital		63,392	49,173
Accumulated deficit		(62,912)	(52,117)
TOTAL SHAREHOLDERS' EQUITY		11,919	10,116
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 16,703	$ 13,341

[1]	Represents an amount less than one thousand US dollars.